ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2018
Condensed Financial Statements, Captions [Line Items]
Schedule of percentage of legal ownership by Renren Inc
As of December 31, 2018, Renren Inc.'s subsidiaries, VIEs and VIEs' major subsidiaries are as follows:

	Later of date		Percentage of
	of incorporation	Place of	legal ownership
Name of Subsidiaries	or acquisition	incorporation	by Renren Inc.	Principal activities
Subsidiaries:
CIAC/ChinaInterActiveCorp ("CIAC")	August 5, 2005	Cayman Islands	100%	Investment holding
Kaixin Auto Group (formerly named as Renren Wealth Inc.)	March 7, 2011	Cayman Islands	100%	Investment holding
Link224 Inc.	May 31, 2011	Cayman Islands	100%	Investment holding
Wole Inc.	October 27, 2011	Cayman Islands	100%	Investment holding
JiehunChina Inc. ("JiehunChina")	June 14, 2011	Cayman Islands	100%	Investment holding
Renren Gongying Inc.	October 2, 2015	Cayman Islands	100%	Investment holding
Renren Finance, Inc.	December 15, 2014	Cayman Islands	100%	Internet business
Renren CRSP Holdings Inc.	October 14, 2016	Cayman Islands	100%	Investment holding
Renren PLML Holdings Inc.	October 14, 2016	Cayman Islands	100%	Investment holding
Renren KURY Holdings Inc.	October 14, 2016	Cayman Islands	100%	Inactive company
Renren ONER Holdings Inc.	October 14, 2016	Cayman Islands	100%	Investment holding
Renren BLCR Holdings Inc.	October 14, 2016	Cayman Islands	100%	Inactive company
Renren ZHCH Holdings Inc.	October 14, 2016	Cayman Islands	100%	Inactive company
Renren LSTAR Holdings Inc.	October 17, 2016	Cayman Islands	100%	Inactive company
Renren CHRYPH Holdings Inc.	October 31, 2016	Cayman Islands	100%	Inactive company
Jet Sound Hong Kong Company Limited	May 7, 2011	Hong Kong	100%	Investment holding
Renren Game Hong Kong Limited ("Game HK")	March 8, 2012	Hong Kong	100%	Investment holding
Renren Winday Company Limited.	July 26, 2016	Hong Kong	100%	Inactive company
Renren Giantly Limited.	August 16, 2016	Hong Kong	100%	Investment holding
Renren Gentle Height Company Limited.	December 7, 2016	Hong Kong	100%	Investment holding
Chime Technologies, Inc.	September 7, 2012	USA	100%	SaaS business
Renren U.S. Holdco, Inc.	July, 2017	USA	100%	Investment holding
Sindeo Inc.	July 3, 2017	USA	100%	Inactive company
Geographic Farming LLC	Auguest 24, 2017	USA	100%	SaaS business
Trucker Path Inc.	December 28, 2017	USA	100%	Internet business
Lucrativ Inc.	January 22, 2018	USA	100%	SaaS business
Renren Giantly Philippines Inc.	March, 2018	Philippines	100%	SaaS business
Qianxiang Shiji Technology Development (Beijing) Co., Ltd. ("Qianxiang Shiji")	March 21, 2005	PRC	100%	Investment holding
Beijing Woxiu Information Technology Co. Ltd. ("Beijing Woxiu")	October 27, 2011	PRC	100%	Investment holding
Beijing Jiexun Shiji Technology Development Co., Ltd. ("Jiexun Shiji")	April 26, 2012	PRC	100%	Investment holding
Renren Huijin (Tianjin) Technology Co., Ltd. ("Huijin")	October 10, 2012	PRC	100%	Investment holding
Joy Interactive (Beijing) Technology Development Co., Ltd.	April 24, 2013	PRC	100%	Investment holding
Shanghai Renren Financial Leasing Co., Ltd	May 25, 2015	PRC	100%	Financing business
Shanghai Renren Automobile Technology Co., Ltd	August 18, 2017	PRC	100%	Investment holding
Shanghai Zhoushuo Automobile Technology Co., Ltd	January 18, 2018	PRC	100%	Investment holding
Ji’nan Zhoushuo Yidong Automobile Commerce Co., Ltd	January 17, 2018	PRC	70%	Automobile business
Suzhou Zhoushuo Lujie Automobile Service Co., Ltd	February 7, 2018	PRC	70%	Automobile business
Shanghai Lingcong Internet Information Technology Co. Ltd.	January 18, 2018	PRC	100%	Investment holding
Shanghai Jiexun Automobile Sales Co. Ltd.	February 2, 2018	PRC	100%	Investment holding
Shanghai Lingding Automobile Technology Co., Ltd.	April 12, 2018	PRC	100%	Investment holding
Shanghai DingranInformation Technology Co. Ltd.	April 12, 2018	PRC	100%	Investment holding
Renren Zhenhan Technology Development (Beijing) Co., Ltd	November 13, 2017	PRC	100%	Investment holding

Variable Interest Entities:
Beijing Qianxiang Tiancheng Technology Development Co., Ltd. ("Qianxiang Tiancheng")	October 28, 2002	PRC	N/A	IVAS business
Guangzhou Xiuxuan Brokers Co., Ltd.(“Guangzhou Xiuxuan”)	September 22, 2014	PRC	N/A	IVAS business
Shanghai Qianxiang Changda Internet Information Technology Development Co., Ltd. ("Shanghai Changda")	October 25, 2010	PRC	N/A	Internet business
Shanghai Jieying Automobile Sales Co., Ltd. ("Shanghai Jieying")	Feburay 27, 2017	PRC	N/A	Automobile business

Major subsidiaries of Variable Interest Entities:
Beijing Qianxiang Wangjing Technology Development Co., Ltd. ("Qianxiang Wangjing")	November 11, 2008	PRC	N/A	Internet business
Beijing Wole Shijie Information Technology Co., Ltd. ("Wole Shijie")	October 27, 2011	PRC	N/A	Technology development and service
Beijing Kirin Wings Technology Development Co., Ltd.	January 16, 2013	PRC	N/A	Internet business
Shanghai Wangjing Commercial Factoring Co., Ltd.	July 28, 2015	PRC	N/A	Factoring business
Beijing Jingwei Zhihui Information Technology Co., Ltd. (“Jingwei Zhihui”)	March 19, 2014	PRC	N/A	Internet business
Shanghai Wangjing Investment Management Co., Ltd.	April 20, 2015	PRC	N/A	Internet business
Shanghai Mumian Interactive Internet Information Service Co., Ltd.	June 16, 2016	PRC	N/A	IVAS business
Fenqi Winday Company Limited,	February 29, 2016	Hong Kong	N/A	Internet business
Guangzhou Qunge Information Technology Co., Ltd.	August 26, 2016	PRC	N/A	IVAS business
Shanghai Heiguo Internet Information Technology Co., Ltd.	Feburary 27,2017	PRC	N/A	Investment holding
Renren Zhencai Technology Development (Beijing) Co., Ltd.	December 15, 2017	PRC	N/A	Investment holding
Jieying Baolufeng Automobile Sales (Shenyang) Co., Ltd.	June 14, 2017	PRC	N/A	Automobile business
Chongqing Jieying Shangyue Automobile Sales Co., Ltd.	July 3, 2017	PRC	N/A	Automobile business
Jiangsu Jieying Ruineng Automobile Sales Co., Ltd.	May 16, 2017	PRC	N/A	Automobile business
Dalian Yiche Jieying Automobile Sales Co., Ltd.	June 27, 2017	PRC	N/A	Automobile business
Henan Jieying Hengxin Automobile Sales Co., Ltd.	June 29, 2017	PRC	N/A	Automobile business
Shanxi Jieying Weilan Automobile Sales and Service Co., Ltd.	March 13, 2018	PRC	N/A	Automobile business
Shandong Jieying Huaqi Automobile Service Co., Ltd.	July 20, 2017	PRC	N/A	Automobile business
Neimenggu Jieying Kaihang Automobile Sales Co., Ltd.	July 14, 2017	PRC	N/A	Automobile business
Hangzhou Jieying Yifeng Automobile Sales Co., Ltd.	August 1, 2017	PRC	N/A	Automobile business
Jilin Jieying Taocheguan Automobile Sales Co., Ltd.	October 31, 2017	PRC	N/A	Automobile business
Suzhou Jieying Chemaishi Automobile Sales Co., Ltd.	October 27, 2017	PRC	N/A	Automobile business
Cangzhou Jieying Bole Automobile Sales Co., Ltd.	August 10, 2017	PRC	N/A	Automobile business
Shanghai Jieying Diyi Automobile Sales Co., Ltd.	October 19, 2017	PRC	N/A	Automobile business
Ningxia Jieying Xianzhi Automobile Sales Co., Ltd.	July 26, 2017	PRC	N/A	Automobile business
Wuhan Jieying Chimei Automobile Sales Co., Ltd.	November 20, 2017	PRC	N/A	Automobile business

Schedule of consolidated financial information
	As of December 31,
	2017	2018

Cash and cash equivalents	$5,198	$9,363
Restricted cash	51	-
Accounts receivable, net	1,423	2,215
Financing receivable, net	145	-
Inventory	95,012	57,859
Prepaid expenses and other current assets	35,686	46,247
Amounts due from related parties	865	20,008
Assets of discontinued operations - current	15,646	-

Total current assets	154,026	135,692

Property and equipment, net	491	489
Long-term investments	11,901	1,900
Goodwill	89,274	64,364
Amounts due from a related party - non-current	-	40,000
Restricted cash – non-current	345	363
Other non-current assets	468	747
Assets of discontinued operations – non-current	32,116	-

Total non-current assets	134,595	107,863

Total assets	$288,621	$243,555

Accounts payable	$18,525	$6,849
Short-term debt	12,296	29,816
Accrued expenses and other current liabilities	15,644	19,135
Payable to investors	7,153	15
Amounts due to related parties	7,013	28
Deferred revenue	10,108	3,099
Contingent consideration	5,944	11,929
Income tax payable	9,455	10,920
Current liabilities of discontinued operations	3,786	-

Total current liabilities	89,924	81,791

Long-term contingent consideration	60,850	88,098

Total non-current liabilities	60,850	88,098

Total liabilities	$150,774	$169,889

	Years ended December 31,
	2016	2017	2018

Net revenues	$46,040	$153,759	$486,388
Loss from continuing operations	$(13,035)	$(19,250)	$(82,304)
Loss from discontinued operations	$(18,133)	$(22,995)	$(5,220)

	Years ended December 31,
	2016	2017	2018

Net cash provided by (used in) operating activities	$68,374	$(146,911)	$(14,403)
Net cash (used in) provided by investing activities	$(187,621)	$22,943	$(11,441)
Net cash provided by financing activities	$148,080	$37,208	$27,018

Schedule of Consolidated Assets Backed Financing Entities
The following financial statement amounts and balances of the Plans were included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances:

	As of December 31,
	2017	2018

Financing receivable, net	$78,485	$-

Total assets	$78,485	$-

Accrued expenses and other current liabilities	$4	$-
Payable to investors	64,087	-

Total liabilities	$64,091	$-

	Years ended December 31,
	2016	2017	2018

Net revenues	-	-	-
Net loss	$375	$91	$36

Years ended December 31,
	2016	2017	2018

Net cash provided by operating activities	-	-	-
Net cash provided by investing activities	-	-	-
Net cash provided by financing activities	-	-	-